Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000075564
Average Annual Return [Line Items]
Average Annual Return, Percent	13.34%	5.37%	6.88%
C000075565
Average Annual Return [Line Items]
Average Annual Return, Percent	15.03%	7.44%	7.91%
C000107929
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%	4.85%	5.95%
C000154558
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%	6.85%	6.78%
C000112693
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	5.26%	5.83%
C000107931
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%	4.59%	5.47%
C000107930
Average Annual Return [Line Items]
Average Annual Return, Percent	11.80%	7.67%	7.78%
C000107932
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%	5.93%	6.65%
C000135433
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%	7.78%	8.71%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (gross of withholding taxes)
Average Annual Return, Percent	21.60%	12.66%	12.74%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%